IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small Cap Fund

Supplement dated July 8, 2011
to the Class A Shares and Class G Shares Prospectuses dated January 31, 2011

THE INFORMATION SET FORTH BELOW IS EFFECTIVE SEPTEMBER 6, 2011

This Supplement provides new and additional information beyond that contained in the Class A and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

Notification of Change in Name and Investment Strategy of the Tax-Managed Small Cap Fund

On May 11, 2011, the Board of Trustees of SEI Institutional Managed Trust approved the following changes to the Tax-Managed Small Cap Fund (the "Fund"):

•  Changing the name of the Fund to the Tax-Managed Small/Mid Cap Fund; and

•  Changing the Fund's current investment policy of investing at least 80% of its net assets in equity securities of small companies, including ETFs, to a policy that requires the Fund to invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.

Each of the foregoing changes will be effective September 6, 2011. Please note that the Fund will continue to invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 index.

As a result of the foregoing, effective September 6, 2011, the first sentence in the "Principal Investment Strategies" section of the Fund Summary is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.

In addition, effective September 6, 2011, the text relating to "Investment Style Risk" and "Small Capitalization Risk" in the "Principal Risks" section of the Fund Summary is hereby deleted and replaced with the following:

Investment Style Risk—The risk that small or mid-capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Small and Medium Capitalization Risk—Smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and mid-capitalization stocks may be traded over the counter or listed on an exchange.

In addition, the text under the heading "Small-Capitalization Company" in the section "More Information About Principal Risks" is hereby deleted and replaced with the following:

Small- and Mid-Capitalization Companies—The smaller and mid-capitalization companies in which certain Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid capitalization stocks may be more volatile than those of larger companies. Small and mid-capitalization securities may be traded over the counter or listed on an exchange.

There are no other changes to the Tax-Managed Small Cap Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-740 (07/11)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small Cap Fund

Supplement dated July 8, 2011
to the Statement of Additional Information ("SAI") dated January 31, 2011

THE INFORMATION SET FORTH BELOW IS EFFECTIVE SEPTEMBER 6, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Notification of Change in Name and Investment Strategy of the Tax-Managed Small Cap Fund

On May 11, 2011, the Board of Trustees of SEI Institutional Managed Trust approved the following changes to the Tax-Managed Small Cap Fund (the "Fund"):

• Changing the name of the Fund to the Tax-Managed Small/Mid Cap Fund; and

• Changing the Fund's current investment policy of investing at least 80% of its net assets in equity securities of small companies, including ETFs, to a policy that requires the Fund to invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.

Each of the foregoing changes will be effective September 6, 2011. Please note that the Fund will continue to invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 index.

As a result of the foregoing, effective September 6, 2011, the first sentence of the second paragraph of the "Investment Objectives and Policies" section for the Fund in the SAI is hereby deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.

In addition, the SAI is hereby amended and supplemented, effective September 6, 2011, to reflect the following changes in the investment limitations of the Fund.

In the text under the heading "Investment Limitations" and the sub-heading "Non-Fundamental Policies," item 26 is hereby deleted and replaced with the following:

26. With respect to the Tax-Managed Small/Mid Cap Fund, under normal circumstances, the Fund will invest less than 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

There are no other changes to the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-741 (07/11)